Exhibit 99

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	14
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections			$3,490,274.87
Principal:
Principal Collections			$24,325,544.67
Prepayments in Full			$13,601,790.07
Liquidation Proceeds			$814,360.23
Recoveries			$11,028.07

Sub Total			$38,752,723.04

Collections			$42,242,997.91

Purchase Amounts:
Purchase Amounts Related to Principal			$347,442.90
Purchase Amounts Related to Interest			$2,323.06

Sub Total			$349,765.96

Clean-up Call			$0.00

Reserve Account Draw Amount			$0.00

Available Funds — Total			$42,592,763.87

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	14
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,592,763.87
Servicing Fee	$811,568.92	$811,568.92	$0.00	$0.00	$41,781,194.95
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,781,194.95
Interest — Class A-2 Notes	$56,278.66	$56,278.66	$0.00	$0.00	$41,724,916.29
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$41,338,306.29
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$41,084,400.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,084,400.29
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$40,998,019.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,998,019.12
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$40,935,209.37
Third Priority Principal Payment	$7,774,145.65	$7,774,145.65	$0.00	$0.00	$33,161,063.72
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$33,080,340.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,080,340.72
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$5,870,340.72
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,870,340.72
Residual Released to Depositor	$0.00	$5,870,340.72	$0.00	$0.00	$0.00

Total		$42,592,763.87

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$7,774,145.65
Regular Principal Payment	$27,210,000.00

Total	$34,984,145.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,984,145.65	$128.01	$56,278.66	$0.21	$35,040,424.31	$128.22
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$34,984,145.65	$25.21	$926,708.58	$0.67	$35,910,854.23	$25.88

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	14
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$103,899,073.30	0.3801649	$68,914,927.65	0.2521585
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$865,369,073.30	0.6235681	$830,384,927.65	0.5983592

Pool Information
Weighted Average APR		4.135%		4.123%
Weighted Average Remaining Term		45.15		44.36
Number of Receivables Outstanding		52,904		51,711
Pool Balance		$973,882,709.37		$934,302,582.19
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$865,369,073.30		$830,384,927.65
Pool Factor		0.6330787		0.6073494

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance				$15,383,279.21
Targeted Credit Enhancement Amount				$15,383,279.21
Yield Supplement Overcollateralization Amount				$103,917,654.54
Targeted Overcollateralization Amount				$103,917,654.54
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)				$103,917,654.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance				$15,383,279.21
Reserve Account Deposits Made				$0.00
Reserve Account Draw Amount				$0.00

Ending Reserve Account Balance				$15,383,279.21
Change in Reserve Account Balance				$0.00

Specified Reserve Balance				$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	14
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	158	$490,989.31
(Recoveries)	65	$11,028.07

Net Losses for Current Collection Period		$479,961.24
Cumulative Net Losses Last Collection Period		$4,474,116.43

Cumulative Net Losses for all Collection Periods		$4,954,077.67

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.59%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.28%	625	$11,983,643.43
61-90 Days Delinquent	0.12%	56	$1,135,150.46
91-120 Days Delinquent	0.06%	26	$555,695.32
Over 120 Days Delinquent	0.07%	33	$616,749.86

Total Delinquent Receivables	1.53%	740	$14,291,239.07

Repossession Inventory:

Repossessed in the Current Collection Period		56	$1,299,528.50
Total Repossessed Inventory		85	$1,976,095.61

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3731%
Preceding Collection Period			0.5153%
Current Collection Period			0.6037%
Three Month Average			0.4974%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1911%
Preceding Collection Period			0.2268%
Current Collection Period			0.2224%
Three Month Average			0.2134%